INVESTMENT SECURITIES, Amortized Cost, Fair Values, and Unrealized Gains and Losses of Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		$ 32,677
Unrealized gains		43
Unrealized losses		(760)
Fair value		31,960
Amortized cost and fair value of equity securities, with gross unrealized gains and losses [Abstract]
Amortized cost		1,204
Unrealized gains		0
Unrealized losses		(587)
Fair value		617	$ 0
Amortized cost and fair value of equity securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost			1,204
Unrealized gains			0
Unrealized losses			(578)
Fair value			626
Amortized cost and fair value of investment securities, with gross unrealized gains and losses [Abstract]
Amortized cost		33,881
Unrealized gains		43
Unrealized losses		(1,347)
Fair value		32,577
Amortized cost and fair value of investment securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost			32,067
Unrealized gains			72
Unrealized losses			(1,027)
Fair value			31,112
U.S. Government and Federal Agency [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		11,036	11,424
Unrealized gains		6	11
Unrealized losses		(253)	(159)
Fair value		10,789	11,276
Mortgage-backed Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost	[1]	21,010	19,142
Unrealized gains	[1]	36	61
Unrealized losses	[1]	(505)	(288)
Fair value	[1]	20,541	18,915
Municipal Securities [Member]
Amortized cost and fair value of debt securities available for sale, with gross unrealized gains and losses [Abstract]
Amortized cost		631	297
Unrealized gains		1	0
Unrealized losses		(2)	(2)
Fair value		$ 630	$ 295

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.